CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Revenues	$ 9,041	$ 8,484
Costs
Purchased power (includes $3,036 related party costs; 2024 - $2,705) (Note 27)	4,486	4,143
Operation, maintenance and administration (Note 27)	1,206	1,308
Depreciation, amortization and asset removal costs (Note 4)	1,111	1,066
Total costs	6,803	6,517
Income before financing charges, equity income and income tax expense	2,238	1,967
Financing charges (Note 5)	679	621
Equity income (Note12)	9	0
Income before income tax expense	1,568	1,346
Income tax expense (Note 6)	219	181
Net income	1,349	1,165
Other comprehensive income (loss)	3	(9)
Comprehensive income	1,352	1,156
Net income attributable to:
Noncontrolling interest (Note 26)	10	9
Common shareholders	1,339	1,156
Net income	1,349	1,165
Comprehensive income attributable to:
Noncontrolling interest (Note 26)	10	9
Common shareholders	1,342	1,147
Comprehensive income	$ 1,352	$ 1,156
Earnings per common share (Note 24)
Basic (in dollars per share)	$ 2.23	$ 1.93
Diluted (in dollars per share)	2.23	1.92
Dividends per common share declared (Note 24) (in dollars per share)	$ 1.31	$ 1.24
Distribution
Revenues
Revenues	$ 6,557	$ 6,175
Transmission
Revenues
Revenues	2,429	2,269
Other
Revenues
Revenues	$ 55	$ 40